SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Or Service [Line Items]
Revenues from continuing operations	$ 16,597	$ 50,866	$ 75,947
Air Travel Media Network [Member]
Product Or Service [Line Items]
Revenues from continuing operations	12,178	38,917	59,200
Gas Station Media Network [Member]
Product Or Service [Line Items]
Revenues from continuing operations	4,009	9,840	11,164
Other Media [Member]
Product Or Service [Line Items]
Revenues from continuing operations	$ 410	$ 2,109	$ 5,583